CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 132,807,294	¥ 860,299,088	¥ 726,196,922	¥ 189,491,964
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Share-based compensation charge	17,400,103	112,714,385	42,689,995	17,992,206
Deferred income taxes	(1,011,839)	(6,554,493)	(170,760,020)	910,065
Depreciation of property, plant and equipment	60,693,875	393,162,784	348,022,445	328,311,127
Depreciation of project assets	35,347,300	228,972,745	85,693,840	27,309,105
Amortization of land use rights	972,628	6,300,488	6,882,863	6,664,272
Amortization of intangible assets	343,243	2,223,458	1,136,953	953,290
Inventories provision	15,250,851	98,791,960	75,935,281	163,728,489
Provision/(reversal of provision) for allowance of doubtful accounts	(8,391,211)	(54,356,588)	¥ 27,151,987	(186,895,819)
Provision for other receivables	$ 3,384,445	¥ 21,923,756
Provision for notes receivable				¥ 18,000,000
Provision for advance to suppliers			¥ 2,694,857
Loss on disposal of property, plant and equipment	$ 1,460,913	¥ 9,463,505	¥ 19,008,054	¥ 10,139,836
Loss on disposal of intangible assets	94,831	614,295
Change in fair value of warrant liability	$ 323,570	¥ 2,096,024
Gain on disposal of investment in a subsidiary				(1,200,363)
Property, plant and equipment impairment			¥ 6,217,151	¥ 3,573,248
Convertible senior notes issuance cost			26,052,881
Equity in losses/(gain) of affiliated companies	$ (2,110,147)	¥ (13,669,112)	(9,549,289)	¥ 25,614,963
Exchange loss	18,174,647	117,731,731	147,057,916	38,468,031
Changes in operating assets and liabilities:
(Increase)/Decrease in accounts receivable - third parties	(9,812,977)	(63,566,502)	(1,627,833,342)	179,373,854
(Increase)/Decrease in accounts receivable - related parties	17,530,643	113,560,001	109,608,216	(178,610,644)
(Increase)/Decrease in notes receivable - third parties	$ (67,941,429)	¥ (440,110,991)	181,893,173	(271,350,019)
(Increase)/Decrease in notes receivable - related parties			42,900,000	(42,900,000)
Increase in advances to suppliers - third parties	$ (26,131,827)	¥ (169,276,751)	(13,375,361)	¥ (6,547,082)
(Increase)/decrease in advances to suppliers - related party	25,107	162,640	(1,183,768)
Increase in inventories	(217,816,072)	(1,410,968,951)	(1,255,054,117)	¥ (347,795,326)
Decrease in other receivables - related parties	25,240	163,499	52,756	5,624,125
Increase in prepayments and other current assets	(8,171,471)	(52,933,157)	(309,737,240)	(168,266,310)
Increase in other assets	(46,960,781)	(304,202,544)	(261,751,916)	(15,582,225)
Increase in accounts payable - third parties	$ 91,385,587	¥ 591,977,556	1,381,021,677	412,963,858
Decrease in accounts payable - related parties			(989,832)	(27,576,884)
Increase in accrued payroll and welfare expenses	$ 25,188,559	¥ 163,166,447	73,776,858	32,242,439
Increase in advances from - third party customers	134,835,056	873,434,523	275,721,519	26,552,112
Increase in income tax payables	4,670,163	30,252,380	60,164,687	15,621,225
Increase in other payables and accruals - third parties	31,067,820	201,251,124	240,940,423	180,022,355
Increase/(decrease) in other payables and accruals - related parties	(398,954)	(2,584,341)	4,315,667	990,773
Net cash provided by operating activities	206,713,627	1,339,049,528	187,067,558	625,089,069
Cash flows from investing activities:
Maturity of restricted short-term investment	382,922,607	2,480,496,062	1,288,659,345	¥ 1,727,611,910
Maturity of short-term investments	$ 17,637,002	¥ 114,248,971	¥ 132,500,000
Cash received from third party for disposal of investment in subsidiaries				¥ 2,000,000
Proceeds from disposal of property, plant and equipment	$ 1,102,034	¥ 7,138,759	¥ 16,162,935	1,581,644
Proceeds from disposal of intangible assets				391,541
Deferred government grants related to assets			¥ 92,440,000	63,331,500
Increase in restricted cash	$ (18,556,080)	¥ (120,202,572)	(135,427,099)	(246,791,432)
Purchase of property, plant and equipment	(132,854,812)	(860,606,902)	(489,978,748)	(463,242,173)
Cash paid for project assets	(328,701,837)	(2,129,264,757)	¥ (2,511,677,528)	¥ (529,519,126)
Cash paid for deposits related to construction of solar projects	(541,167)	(3,505,573)
(Payment)/collection of deposit for acquisition of subsidiaries	1,543,734	10,000,000	¥ (10,000,000)
Cash paid for land use rights	(6,816,964)	(44,158,932)	(9,380,139)	¥ (12,305,449)
Purchase of intangible assets	(2,078,275)	(13,462,651)	(4,637,414)	(1,434,820)
Purchase of restricted short-term investments	(407,663,187)	(2,640,760,590)	(2,153,867,953)	¥ (1,739,243,853)
Purchase of short-term investments	$ (4,889,937)	¥ (31,676,037)	¥ (244,500,000)
Cash paid for investments in affiliates				¥ (84,000,000)
Cash paid for derivative assets	$ (1,180,624)	¥ (7,647,843)
Cash paid for acquisition of subsidiaries, net of cash acquired	(11,614,386)	(75,235,668)	¥ (129,047,885)	(4,502,516)
Net cash used in investing activities	$ (511,691,892)	¥ (3,314,637,733)	(4,158,754,486)	¥ (1,286,122,774)
Cash flows from financing activities:
Proceeds from redeemable preferred shares issuance by subsidiary			1,383,264,590
Proceeds from exercise of share options	$ 1,175,394	¥ 7,613,965	14,528,109	¥ 17,551,472
Proceeds from issuance of ordinary shares			770,201,158	¥ 413,004,026
Proceeds from issuance of convertible senior notes			914,850,000
Cash received from borrowings with embedded warrants	$ 133,091,229	¥ 862,138,360
Issuance cost paid for issuance of convertible senior notes			¥ (26,052,881)
Proceeds from issuance of bonds				¥ 800,000,000
Capital contributions by non-controlling interests holders			¥ 8,800,000
Proceeds from borrowings	$ 1,565,398,597	¥ 10,140,339,042	5,220,563,513	¥ 3,399,340,045
Increase in notes payable	9,465,887	61,318,108	1,040,449,696	63,857,600
Repurchase of convertible senior notes	(17,448,132)	(113,025,510)
Repayment of borrowings	$ (1,085,344,667)	¥ (7,030,645,681)	¥ (3,984,432,151)	(3,469,138,668)
Repayment of bonds payable				(300,000,000)
Change in cash restricted for notes payable	$ (11,903,087)	¥ (77,105,818)	¥ (38,479,112)	(83,534,197)
Net cash provided by/(used in) financing activities	594,435,221	3,850,632,466	5,303,692,922	841,080,278
Effect of foreign exchange rate changes on cash and cash equivalents	4,878,068	31,599,153	(11,061,518)	(3,100,397)
Net increase in cash and cash equivalents	294,335,024	1,906,643,414	1,320,944,476	176,946,176
Cash and cash equivalents, beginning of year	274,324,719	1,777,020,667	456,076,191	279,130,015
Cash and cash equivalents, end of year	568,659,743	3,683,664,081	1,777,020,667	456,076,191
Supplemental disclosure of cash flow information
Cash paid for income tax	17,762,574	115,062,404	35,014,405	1,600,684
Cash paid for interest expenses (net of amounts capitalized)	63,608,131	412,040,750	201,206,133	145,665,079
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	47,754,281	309,342,683	94,041,991	209,168,858
Purchases of project assets included in other payables	$ 183,011,524	¥ 1,185,512,052	¥ 711,359,860	282,999,774
Settlement of accounts receivable through receipt of convertible notes				¥ 24,823,040
Utilization of prior year's prepayment for the repurchase of convertible bonds	$ 3,932,068	¥ 25,471,153
Proceeds from exercise of share options received in subsequent period	$ 1,576,153	¥ 10,210,003	¥ 226,952	¥ 1,266,499
Payment of issuance cost for follow-on offering in subsequent period			2,328,174	¥ 1,273,309
Non cash contribution from non-controlling shareholders			5,200,000
Forward Contracts [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	$ 2,171,869	¥ 14,068,932	16,267,966	¥ (25,640,169)
Convertible Senior Notes [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	1,296,878	8,400,918	(150,790,707)	305,202,478
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	952,527	6,170,282	¥ 86,689,063	¥ (92,295,905)
Call spread options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	$ 57,186	¥ 370,437